OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 17,187	$ 12,528	$ 19,157
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	58,968	40,055	$ 50,738
Reduction to original amounts of intangible assets	$ 9,677	$ 9,981